S-K 1602(a)(3) Forepart, Sponsor Compensation	Sep. 21, 2026 USD ($) $ / shares shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	6,700,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 30,000
Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	670,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Over-Allotment [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	736,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 7,360,000
Sponsor [Member] | Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	450,000
Sponsor [Member] | Over-Allotment [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	483,000
Representative [Member] | Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	670,000
Representative [Member] | Over-Allotment [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	736,000
SV Capital Advisors [Member] | Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	220,000
SV Capital Advisors [Member] | Over-Allotment [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	253,000